Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Subsidiary or Equity Method Investee [Line Items]
Revenues		¥ 4,157,294	¥ 2,486,726	¥ 1,593,999
Non-interest expenses		1,288,150	1,186,103	1,137,267
Affiliated companies and other equity-method investees [Member]
Subsidiary or Equity Method Investee [Line Items]
Investments in affiliated companies		452,437	398,485
Advances to affiliated companies		9,580	4,000
Other receivables from affiliated companies	[1]	24,782	25,415
Other payables to affiliated companies	[2]	29,546	31,074
Revenues		2,172	2,795	2,660
Non-interest expenses		53,177	50,966	50,004
Purchase of software, securities and tangible assets		¥ 15,367	¥ 19,602	¥ 12,760

[1]	Includes ROU assets of ¥23,311 million and ¥ million as of March 31, 2023 and 2024, respectively.
[2]	Includes operating lease liabilities of ¥23,311 million and ¥ million as of March 31, 2023 and 2024, respectively.